Segment Reporting (Details) - Schedule of Revenue by Major Revenue Type - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue type total		$ 2,903,179	$ 6,140,731	$ 9,620,570
Design and fit out [Member]
Segment Reporting Information [Line Items]
Revenue type total		2,841,436	5,422,984	9,215,283
Others [Member]
Segment Reporting Information [Line Items]
Revenue type total	[1]	$ 61,743	$ 717,747	$ 405,287

[1]	Others represented the Company’s business of providing design only and repair and maintenance services to its customers.